PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 9,366	$ 8,175
Accumulated depreciation	3,401	2,147
Depreciated cost	5,965	6,028
Depreciation	1,484	1,106	$ 658
Computers, software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,198	921
Accumulated depreciation	690	428
Laboratory equipment and office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	5,691	4,867
Accumulated depreciation	2,399	1,600
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,477	2,387
Accumulated depreciation	312	119
Obsolete property and equipment and certain nonfunctional Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	230	8,472
Accumulated depreciation	$ 230	$ 8,435